Subsequent Events (Details)	Mar. 30, 2023 $ / shares shares	Dec. 31, 2022 ₪ / shares	Jul. 27, 2022 $ / shares shares	Mar. 01, 2022 $ / shares shares	Dec. 31, 2021 ₪ / shares
Warrant issued purchase of ordinary shares			564,869	313,000
Common Stock, Par or Stated Value Per Share | ₪ / shares		₪ 2.5			₪ 2.5
Pre-funded warrant issued purchase of ordinary shares				440,159
Warrants exercise price | $ / shares				$ 0.0001
Concurrent private placement of warrant to purchase ordinary shares				564,869
Concurrent private placement of exercise price | $ / shares			$ 3.08	$ 7
Subsequent Event [Member]
Warrant issued purchase of ordinary shares	485,000
Pre-funded warrant issued purchase of ordinary shares	1,032,615
Warrants exercise price | $ / shares	$ 0.00001
Concurrent private placement of warrant to purchase ordinary shares	1,517,615
Concurrent private placement of exercise price | $ / shares	$ 1.66